Convertible debt - Convertible Debt (Details) - CAD ($) $ in Thousands	Oct. 31, 2025	Jul. 16, 2025	Oct. 31, 2024
Disclosure of detailed information about borrowings [line items]
Initial recognition	$ 17,382		$ 0
Accretion expense	495		0
Total	$ 17,877		$ 0
Junior Secured Term Loan
Disclosure of detailed information about borrowings [line items]
Initial recognition		$ 17,382